Schedule of Investments TCW Transform Supply Chain ETF July 31, 2025 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 98.1%
Aerospace & Defense - 8.0%
TransDigm Group, Inc.	526	$846,050
Building Products - 6.0%
Advanced Drainage Systems, Inc.	1,328	152,388
Trane Technologies plc	1,095	479,698
		632,086
Commercial Services & Supplies - 13.0%
GFL Environmental, Inc.	10,439	525,499
Waste Connections, Inc.	4,500	840,015
		1,365,514
Construction & Engineering - 3.4%
WillScot Holdings Corp.	12,200	358,070
Construction Materials - 11.6%
Martin Marietta Materials, Inc.	1,113	639,842
Vulcan Materials Co.	2,123	583,124
		1,222,966
Electrical Equipment - 7.0%
Eaton Corp. plc	1,905	732,892
Ground Transportation - 3.8%
Canadian Pacific Kansas City Ltd.	3,997	293,979
Saia, Inc.*	350	105,784
		399,763
Industrial Conglomerates - 2.0%
Siemens AG	831	213,281
Metals & Mining - 4.8%
Carpenter Technology Corp.	2,036	507,758
Semiconductors & Semiconductor Equipment - 24.6%
Broadcom, Inc.	2,157	633,511
Lam Research Corp.	1,806	171,281
Marvell Technology, Inc.	3,909	314,166
NVIDIA Corp.	5,309	944,311
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2,160	521,899
		2,585,168
Software - 7.9%
PTC, Inc.*	2,423	520,485
Roper Technologies, Inc.	575	316,480
		836,965
Specialty Retail - 3.0%
O’Reilly Automotive, Inc.*	3,203	314,919
Investments	Shares	Value
Trading Companies & Distributors - 3.0%
Ferguson Enterprises, Inc.	1,417	$316,459
Total Common Stocks (Cost $8,933,716)		10,331,891
	Principal
Short-Term Investments - 0.8%
Time Deposit - 0.8%
JP Morgan Chase, New York 3.68% 8/1/2025 (Cost $88,904)	$88,904	88,904
Total Investments - 98.9% (Cost $9,022,620)		$10,420,795
Other Assets Less Liabilities - 1.1%		118,733
Net Assets - 100.0%		$10,539,528

*	Non-income producing security.

Schedule of Investments (Continued) TCW Transform Supply Chain ETF July 31, 2025 (Unaudited)

Fair Value Measurement

The Fund discloses the fair market value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs).

The three levels defined by the hierarchy are as follows:

●	Level 1 — Quoted prices in active markets for identical assets that the Fund has the ability to access.

●	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the fair valuations according to the inputs used as of July 31, 2025 in valuing the Fund’s investments.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks*	$10,331,891	$–	$–	$10,331,891
Short-Term Investments
Time Deposit	88,904	–	–	88,904
Total Investments	$10,420,795	$–	$–	$10,420,795

*	Please refer to the Schedule of Investments to view securities segregated by industry.